12. Stockholders Deficit - Stock Options (Details) - $ / shares	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2015	Dec. 31, 2014
Quarter Three Report [Member]
Beginning Balance, Options	200,000	200,000	300,000
Beginning Balance, Weighted Average Exercise Price	$ 0.375	$ 0.375	$ 0.375
Beginning Balance, Weighted Average Remaining Contractual Life (In Years)		3 years 8 months	4 years 8 months
Options Granted
Options Granted, Weighted Average Exercise Price
Options Exercised
Options Forfeited/Cancelled			100,000
Options Forfeited/Cancelled, Exercise Price
Ending Balance, Options Outstanding		200,000	200,000
Ending Balance, Weighted Average Exercise Price, Options Outstanding		$ 0.375	$ 0.375
Quarter One Report [Member]
Beginning Balance, Options	200,000	200,000
Beginning Balance, Weighted Average Exercise Price	$ 0.375	$ 0.375
Beginning Balance, Weighted Average Remaining Contractual Life (In Years)	3 years 8 months
Options Granted
Options Granted, Weighted Average Exercise Price
Options Exercised
Options Forfeited/Cancelled
Options Forfeited/Cancelled, Exercise Price
Ending Balance, Options Outstanding	200,000		200,000
Ending Balance, Weighted Average Exercise Price, Options Outstanding	$ 0.375		$ 0.375